Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the four years in the period ended December 31, 2023. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our principal executive officers (“PEOs”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR JOHN SCHMITZ ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR HOLLI LADHANI ($)(1)	COMPENSATION ACTUALLY PAID TO JOHN SCHMITZ ($)(1)(2)	COMPENSATION ACTUALLY PAID TO HOLLI LADHANI ($)(1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($M)(6)	ADJUSTED EBITDA ($M)(7)
							TSR ($)(4)	PEER GROUP ($)(5)
2023	$4,389,506	N/A	$1,640,954	N/A	$1,233,654	$861,017	$84.05	$107.14	$79.2	$258.3
2022	$7,615,267	N/A	$10,649,825	N/A	$2,161,293	$1,783,376	$100.11	$107.11	$54.9	$194.8
2021	$7,766,852	$3,265,117	$7,344,500	$3,185,568	$1,366,099	$1,447,609	$67.13	$67.34	$(50.1)	$50.0
2020	N/A	$4,226,328	N/A	$1,012,595	$1,229,165	$484,329	$44.18	$56.62	$(401.7)	$20.9
(1)
Mr. Schmitz was appointed as Chief Executive Officer effective January 3, 2021. Ms. Ladhani’s employment and service relationship with the Company terminated on January 3, 2021. The following individuals served as our PEOs for the following years:

2023 & 2022: John Schmitz
2021: John Schmitz, Holli Ladhani
2020: Holli Ladhani
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
2023 Total Compensation from Summary Compensation Table	$4,389,506	$1,233,654
Adjustments for Equity Awards
Less, grant date values in the Summary Compensation Table	$(2,787,281)	$(609,606)
Plus, year-end fair value of unvested awards granted in the current year	$2,824,755	$617,802

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,070,907)	$(257,339)
Plus, fair value as of the vesting date for awards granted and vested in current year	$0	$0
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(715,119)	$(123,494)
Less, forfeitures during current year equal to prior year-end fair value	$0	$0
Plus, dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(2,748,552)	$(372,637)
Compensation Actually Paid for 2023	$1,640,954	$861,017

(3)
The Average Summary Compensation Table Total for Non-PEO NEOs and Average Compensation Actually Paid to Non-PEO NEOs reflect the average compensation for the following executives by year:

2023: Nick Swyka, Michael Skarke, Christopher George, Cody Ortowski
2022: Nick Swyka, Michael Skarke, Christopher George, Cody Ortowski, Adam Law
2021: Nick Swyka, Michael Skarke, Cody Ortowski, Adam Law
2020: Nick Swyka, Cody Ortowski, Adam Law, Paul Pistono
(4)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(5)
The peer group is comprised of the companies in the PHLX Oil Service Index. The Pay Versus Performance disclosure in our 2023 proxy statement included mathematical calculation in the peer group TSR disclosed for 2020, 2021, and 2022, which have been corrected in this column.

(6)
The amounts in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. The Pay Versus Performance disclosure in our 2023 proxy statement inadvertently reported net income attributable to Select rather than overall net income for 2020, 2021, and 2022. The amounts in this column have been adjusted to reflect the Company’s net income for such years.

(7)
The amounts in this column represent the amount of Adjusted EBITDA, which is calculated as consolidated earnings before interest, taxes, depreciation, and amortization (“EBITDA”), plus/(minus) loss/(income) from discontinued operations, plus any impairment and abandonment charges or asset write-offs, plus non-cash losses on the sale of assets or subsidiaries, non-recurring compensation expense, non-cash compensation expense, and non-recurring or unusual expenses or charges, including severance expenses, transaction costs, or facilities-related exit and disposal-related expenditures, plus/(minus) foreign currency losses/(gains), plus/(minus) losses/(gains) on unconsolidated entities and plus tax receivable agreements expense less bargain purchase gains from business combinations.

Company Selected Measure Name		ADJUSTED EBITDA
Named Executive Officers, Footnote
(1)
Mr. Schmitz was appointed as Chief Executive Officer effective January 3, 2021. Ms. Ladhani’s employment and service relationship with the Company terminated on January 3, 2021. The following individuals served as our PEOs for the following years:

2023 & 2022: John Schmitz
2021: John Schmitz, Holli Ladhani
2020: Holli Ladhani

Peer Group Issuers, Footnote
(5)
The peer group is comprised of the companies in the PHLX Oil Service Index. The Pay Versus Performance disclosure in our 2023 proxy statement included mathematical calculation in the peer group TSR disclosed for 2020, 2021, and 2022, which have been corrected in this column.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
2023 Total Compensation from Summary Compensation Table	$4,389,506	$1,233,654
Adjustments for Equity Awards
Less, grant date values in the Summary Compensation Table	$(2,787,281)	$(609,606)
Plus, year-end fair value of unvested awards granted in the current year	$2,824,755	$617,802

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,070,907)	$(257,339)
Plus, fair value as of the vesting date for awards granted and vested in current year	$0	$0
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(715,119)	$(123,494)
Less, forfeitures during current year equal to prior year-end fair value	$0	$0
Plus, dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(2,748,552)	$(372,637)
Compensation Actually Paid for 2023	$1,640,954	$861,017

Non-PEO NEO Average Total Compensation Amount		$ 1,233,654	$ 2,161,293	$ 1,366,099	$ 1,229,165
Non-PEO NEO Average Compensation Actually Paid Amount		$ 861,017	1,783,376	1,447,609	484,329
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
2023 Total Compensation from Summary Compensation Table	$4,389,506	$1,233,654
Adjustments for Equity Awards
Less, grant date values in the Summary Compensation Table	$(2,787,281)	$(609,606)
Plus, year-end fair value of unvested awards granted in the current year	$2,824,755	$617,802

	JOHN SCHMITZ	AVERAGE NON-PEO NEOS
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,070,907)	$(257,339)
Plus, fair value as of the vesting date for awards granted and vested in current year	$0	$0
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(715,119)	$(123,494)
Less, forfeitures during current year equal to prior year-end fair value	$0	$0
Plus, dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(2,748,552)	$(372,637)
Compensation Actually Paid for 2023	$1,640,954	$861,017

Compensation Actually Paid vs. Total Shareholder Return		CAP, Company TSR & Peer Group TSR
Compensation Actually Paid vs. Net Income		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group		CAP, Company TSR & Peer Group TSR
Tabular List, Table
Disclosure of Most Important Performance Measures for 2023 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine compensation actually paid to our NEOs for fiscal year 2023. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis  —  2023 Executive Compensation Program.”
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
Adjusted EBITDA
Free Cash Flow Per Share
Return on Assets
Total Stockholder Return

Total Shareholder Return Amount		$ 84.05	100.11	67.13	44.18
Peer Group Total Shareholder Return Amount		107.14	107.11	67.34	56.62
Net Income (Loss)		79,200,000	54,900,000	(50,100,000)	(401,700,000)
Adjustment to Compensation, Amount		$ 258,300,000	$ 194,800,000	$ 50,000,000	$ 20,900,000
PEO Name	Holli Ladhani	John Schmitz	John Schmitz	John Schmitz	Holli Ladhani
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(7)
The amounts in this column represent the amount of Adjusted EBITDA, which is calculated as consolidated earnings before interest, taxes, depreciation, and amortization (“EBITDA”), plus/(minus) loss/(income) from discontinued operations, plus any impairment and abandonment charges or asset write-offs, plus non-cash losses on the sale of assets or subsidiaries, non-recurring compensation expense, non-cash compensation expense, and non-recurring or unusual expenses or charges, including severance expenses, transaction costs, or facilities-related exit and disposal-related expenditures, plus/(minus) foreign currency losses/(gains), plus/(minus) losses/(gains) on unconsolidated entities and plus tax receivable agreements expense less bargain purchase gains from business combinations.

Measure:: 2
Pay vs Performance Disclosure
Name		Free Cash Flow Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name		Total Stockholder Return
John Schmitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,389,506	$ 7,615,267	$ 7,766,852
PEO Actually Paid Compensation Amount		1,640,954	$ 10,649,825	7,344,500
John Schmitz [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,748,552)
John Schmitz [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,787,281)
John Schmitz [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,824,755
John Schmitz [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,070,907)
John Schmitz [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
John Schmitz [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(715,119)
John Schmitz [Member] | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
John Schmitz [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Holli Ladhani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,265,117	$ 4,226,328
PEO Actually Paid Compensation Amount				$ 3,185,568	$ 1,012,595
Non-PEO NEO | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(372,637)
Non-PEO NEO | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(609,606)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		617,802
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(257,339)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(123,494)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0